Employee benefit expenses	12 Months Ended
Jun. 30, 2024
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2024	2023	2022
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(316,341)	(288,451)	(338,503)
Social security costs	(41,435)	(35,057)	(40,881)
Share-based payments (Note 28)	(1,969)	(3,386)	(1,026)
Pension costs – defined contribution schemes (Note 29.2)	(4,974)	(4,480)	(3,731)
	(364,719)	(331,374)	(384,141)
Termination benefits recognised in exceptional items (Note 6)	(12,334)	—	(23,827)
Total employee benefit expenses including exceptional items	(377,053)	(331,374)	(407,968)

Details of the pension arrangements offered by the Company and the Group are disclosed in Note 29.

The average number of employees during the year, including directors, was as follows:

	2024	2023	2022
	Number	Number	Number
By activity:
Football – men’s and women’s players	136	131	124
Football - technical and coaching	193	192	189
Commercial	170	160	151
Media	111	104	94
Administration and other	530	525	477
Average number of employees	1,140	1,112	1,035

The Group also employs approximately 2,875 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2023: 2,517; 2022: 1,045), the costs of which are included in the employee benefit expense above.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2024	2023	2022
	£’000	£’000	£’000
Short-term employee benefits	(2,938)	(4,838)	(6,893)
Termination benefits	(5,725)	—	—
Share-based payments	(2,341)	(2,349)	(284)
Post-employment benefits	(26)	(8)	(8)
	(11,030)	(7,195)	(7,185)